CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Loss and comprehensive loss	$ (3,119,762)	$ (6,921,830)
ITEMS NOT AFFECTING CASH
Depreciation	97,561	157,659
Finance costs	13,806	8,298
Gain on marketable securities	(2,384,014)	(48,320)
Share-based payments	2,274,984	2,453,140
ITEMS NOT AFFECTING CASH	(3,117,425)	(4,351,053)
Change in non-cash working capital items	(172,702)	(378,305)
Settlement of deferred share units	(77,348)	0
OPERATING ACTIVITIES	(3,367,475)	(4,729,358)
FINANCING ACTIVITIES
Financings	0	54,282,153
Share issuance costs	0	(3,273,803)
Exercise of stock options	2,675,036	3,465,000
Exercise of warrants	1,275,000	0
Lease payments	(109,696)	(188,174)
FINANCING ACTIVITIES	3,840,340	54,285,176
INVESTING ACTIVITIES
Redemption (purchase) of short-term investments	24,687,878	(47,500,000)
Exploration and evaluation asset expenditures	(20,506,602)	(13,824,762)
Proceeds from sale of marketable securities	3,453,554	0
Purchase of property, plant and equipment	(50,075)	0
INVESTING ACTIVITIES	7,584,755	(61,324,762)
CHANGE IN CASH AND CASH EQUIVALENTS	8,057,620	(11,768,944)
Cash and cash equivalents - Beginning	14,202,317	25,971,261
CASH AND CASH EQUIVALENTS - ENDING	$ 22,259,937	$ 14,202,317